UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Office) (Zip Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address of Agent for Service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174

(212) 484-2100

(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

RiverPark Large Growth Fund December 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.7%**
Communication Services – 15.7%
Activision Blizzard	19,225	$895
Alphabet, Cl A *	1,241	1,297
Alphabet, Cl C *	1,235	1,279
Facebook, Cl A *	13,385	1,755
Twitter *	24,621	707
Walt Disney	9,287	1,019
		6,952
Consumer Discretionary – 16.9%
adidas ADR	8,376	874
Amazon.com *	1,486	2,232
Booking Holdings *	514	885
Dollar General	4,800	519
Dollarama ^	36,178	860
NIKE, Cl B	15,228	1,129
Ulta Beauty *	3,972	973
		7,472
Consumer Staples – 1.3%
Constellation Brands, Cl A	3,748	603

Energy – 2.6%
Cabot Oil & Gas, Cl A	25,532	571
EOG Resources	6,493	566
		1,137
Financials – 13.5%
American Express	8,334	794
Charles Schwab	26,593	1,105
CME Group, Cl A	6,516	1,226
TD Ameritrade Holding	22,367	1,095
The Blackstone Group LP (a)	58,847	1,754
		5,974
Health Care – 12.5%
Align Technology *	4,195	878
Exact Sciences *	14,521	916
Illumina *	2,412	724
Intuitive Surgical *	1,482	710
IQVIA Holdings *	7,205	837
UnitedHealth Group	5,852	1,458
		5,523
Industrials – 2.4%
Northrop Grumman	4,404	1,078

Information Technology – 26.5%
Adobe Systems *	5,622	1,272
Apple	11,991	1,891
InterXion Holding *	10,061	545
Mastercard, Cl A	5,660	1,068
Microsoft	21,586	2,192
Palo Alto Networks *	3,560	671
PayPal Holdings *	11,261	947
salesforce.com *	10,273	1,407
ServiceNow *	3,678	655
Visa, Cl A	8,224	1,085
		11,733
Real Estate – 5.3%
American Tower REIT, Cl A	5,411	856
Equinix REIT	4,273	1,506
		2,362
Total Common Stock
(Cost $33,723) (000)		42,834

Total Investments — 96.7%
(Cost $33,723) (000)		$42,834

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $44,293 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At December 31, 2018, these securities amounted to $1,754 (000) or 4.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark/Wedgewood Fund December 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 100.2%**
Communication Services – 12.7%
Alphabet, Cl A *	6,515	$6,808
Facebook, Cl A *	60,152	7,885
		14,693
Consumer Discretionary – 20.2%
Booking Holdings *	4,376	7,537
Ross Stores	52,067	4,332
Tractor Supply	87,915	7,336
Ulta Beauty *	16,900	4,138
		23,343
Financials – 14.8%
Berkshire Hathaway, Cl B *	56,295	11,494
Charles Schwab	134,961	5,605
		17,099
Health Care – 11.1%
Celgene *	49,603	3,179
Edwards Lifesciences *	62,946	9,642
		12,821
Industrials – 12.2%
CH Robinson Worldwide	48,399	4,070
Fastenal	120,236	6,287
Old Dominion Freight Line	30,200	3,729
		14,086
Information Technology – 29.2%
Apple	59,586	9,399
Cognizant Technology Solutions, Cl A	51,919	3,296
PayPal Holdings *	66,221	5,568
QUALCOMM	107,319	6,108
Visa, Cl A	70,295	9,275
		33,646
Total Common Stock
(Cost $82,105) (000)		115,688

Total Investments — 100.2%
(Cost $82,105) (000)		$115,688

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $115,428 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Short Term High Yield Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 57.1%
Communication Services – 5.3%
CenturyLink
6.150%, 09/15/19	$2,869	$2,913
Level 3 Financing
6.125%, 01/15/21	24,598	24,659
Nokia
5.375%, 05/15/19	1,100	1,106
Sprint Capital
6.900%, 05/01/19	16,590	16,735
		45,413
Consumer Discretionary – 17.3%
CCO Holdings
5.250%, 03/15/21	12,600	12,616
CSC Holdings
8.625%, 02/15/19	15,967	16,047
GameStop
5.500%, 10/01/19 (a)	17,895	17,872
Lee Enterprises
9.500%, 03/15/22 (a)	14,292	14,649
Mediacom Broadband
5.500%, 04/15/21	22,345	22,345
MGM Resorts International
8.625%, 02/01/19	30,383	30,573
Michaels Stores
5.875%, 12/15/20 (a)	18,531	18,508
QVC
3.125%, 04/01/19	980	978
TEGNA
5.125%, 10/15/19	5,123	5,127
William Carter
5.250%, 08/15/21	9,292	9,269
		147,984
Consumer Staples – 2.9%
Spectrum Brands
6.625%, 11/15/22	12,730	12,921
Spectrum Brands Holdings
7.750%, 01/15/22	11,778	11,955
		24,876
Financials – 1.6%
Ally Financial
3.500%, 01/27/19	13,952	13,950

Health Care – 2.1%
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	18,023	17,788

Industrials – 13.6%
Briggs & Stratton
6.875%, 12/15/20	8,667	8,851
Clean Harbors
5.125%, 06/01/21	19,435	19,435
Gibralter Industries
6.250%, 02/01/21	25,557	25,616
HC2 Holdings
11.500%, 12/01/21 (a)	9,724	9,112
Icahn Enterprises
6.000%, 08/01/20	22,028	22,028
Navistar International
4.750%, 04/15/19	3,021	3,021
Nielsen Finance
4.500%, 10/01/20	28,136	27,854
		115,917
Information Technology – 4.5%
Advanced Micro Devices
6.750%, 03/01/19	4,329	4,351
Dell
5.875%, 06/15/19	13,127	13,225
Dell International
5.875%, 06/15/21 (a)	3,475	3,480
Infor US
5.750%, 08/15/20 (a)	17,674	17,749
		38,805
Materials – 8.0%
Greif
7.750%, 08/01/19	21,302	21,755
INVISTA Finance
4.250%, 10/15/19 (a)	14,447	14,412
Largo Resources
9.250%, 06/01/21 (a)	5,546	5,858
Momentive Performance Materials
3.880%, 10/24/21	12,459	13,253
Reynolds Group Issuer
5.750%, 10/15/20	13,328	13,312
		68,590
Real Estate – 1.8%
Realogy Group
5.250%, 12/01/21 (a)	2,448	2,329
4.500%, 04/15/19 (a)	13,313	13,296
		15,625
Total Corporate Obligations
(Cost $492,865) (000)		488,948

Commercial Paper (b) — 24.0%
Albemarle
2.756%, 01/03/19	17,000	16,996
Boston Scientific
2.856%, 01/04/19	18,025	18,020
CBS
2.958%, 01/22/19	21,891	21,853
Constellation Brands
3.108%, 01/18/19	17,812	17,785
3.009%, 01/11/19	17,186	17,171
General Motors Financial
3.077%, 01/03/19	12,176	12,173

RiverPark Short Term High Yield Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Keurig Dr Pepper
2.879%, 01/14/19	$25,000	$24,973
LyondellBasell Investment
2.956%, 01/15/19	16,879	16,859
NetApp
2.749%, 01/14/19	14,550	14,534
Rogers Communications
2.757%, 01/07/19	25,000	24,987
Sherwin-Williams
2.908%, 01/07/19	20,000	19,991

Total Commercial Paper
(Cost $205,351) (000)		205,342

Convertible Bonds — 12.2%
Akamai Technologies
3.636%, 02/15/19 (b)	34,990	34,860
Clearway Energy
3.500%, 02/01/19 (a)	21,621	21,621
Macquarie Infrastructure
2.875%, 07/15/19	9,824	9,787
Meritor
4.000%, 02/15/19	7,422	7,459
Ship Finance International
5.750%, 10/15/21	7,850	7,318
Twitter
0.250%, 09/15/19	23,763	23,114

Total Convertible Bonds
(Cost $104,619) (000)		104,159

Bank Loan Obligations — 4.8%
DJO Finance
5.772%, VAR LIBOR USD 1 Month+3.250%, 06/08/20	13,031	12,842
Eastman Kodak
8.777%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	14,856	13,952
Internap
8.190%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	4,878	4,841
LSC Communications
7.740%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	9,793	9,646

Total Bank Loan Obligations
(Cost $42,608) (000)		41,281

Total Investments — 98.1%
(Cost $845,443) (000)		$839,730

As of December 31, 2018, all of the Fund's investments are Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $856,402 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2018, these securities amounted to $138,887 (000) or 16.2% of Net Assets.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Long/Short Opportunity Fund December 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 84.3%**
Communication Services – 13.5%
Activision Blizzard	26,329	$1,226
Alphabet, Cl A * (a)	2,004	2,094
Alphabet, Cl C * (a)	2,024	2,096
Facebook, Cl A *	23,089	3,027
Twitter *	35,462	1,019
Walt Disney	15,074	1,653
		11,115
Consumer Discretionary – 14.7%
adidas ADR	15,666	1,635
Amazon.com *	2,636	3,959
Booking Holdings * (a)	498	858
Dollar General	8,737	945
Dollarama ^	52,736	1,254
NIKE, Cl B	27,234	2,019
Ulta Beauty *	5,900	1,444
		12,114
Energy – 2.0%
Cabot Oil & Gas	36,697	820
EOG Resources	9,346	815
		1,635
Financials – 12.0%
American Express	12,954	1,235
Charles Schwab	44,700	1,856
CME Group, Cl A	10,568	1,988
TD Ameritrade Holding	37,574	1,840
The Blackstone Group LP (a) (b)	101,633	3,030
		9,949
Health Care – 10.6%
Align Technology *	4,809	1,007
Exact Sciences *	24,491	1,545
Illumina *	3,061	918
Intuitive Surgical * (a)	1,879	900
IQVIA Holdings *	13,748	1,597
Pacira Pharmaceuticals *	20,132	866
UnitedHealth Group (c)	7,810	1,946
		8,779
Industrials – 1.5%
Northrop Grumman	4,994	1,223

Information Technology – 25.0%
Adobe Systems *	9,594	2,171
Apple (a)	23,016	3,630
InterXion Holding *	16,196	877
Mastercard, Cl A (a)	9,992	1,885
Microsoft	40,182	4,081
Palo Alto Networks *	5,543	1,044
PayPal Holdings *	17,149	1,442
salesforce.com *	17,389	2,382

Description	Shares/ Face Amount (000)	Value (000)
ServiceNow *	6,883	$1,225
Visa, Cl A	14,320	1,890
		20,627
Real Estate – 5.0%
American Tower REIT, Cl A (a)	10,274	1,625
Equinix REIT (a)	7,000	2,468
		4,093
Total Common Stock
(Cost $59,720) (000)		69,535

Commercial Paper (d) — 7.6%
Apple
2.410%, 01/22/19	$1,300	1,298
Coca-Cola
2.462%, 01/30/19	2,500	2,495
Simon Property Group
2.387%, 01/07/19	2,500	2,499
Total Commercial Paper
(Cost $6,292) (000)		6,292

Total Investments — 91.9%
(Cost $66,012) (000)		$75,827

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (33.8)%
Communication Services – (3.2)%
CenturyLink	(44,318)	$(672)
Electronic Arts*	(5,559)	(439)
Imax*	(13,683)	(257)
Interpublic Group	(19,442)	(401)
Omnicom Group	(4,909)	(360)
Zillow Group, Cl A*	(17,475)	(549)
		(2,678)
Consumer Discretionary – (5.7)%
Farfetch, Cl A*	(15,181)	(269)
Gap	(19,840)	(511)
Harley-Davidson	(4,908)	(168)
Lowe's	(5,623)	(519)
Macy's	(7,240)	(216)
Nordstrom	(9,040)	(421)
Planet Fitness, Cl A*	(5,738)	(308)
Ralph Lauren, Cl A	(2,475)	(256)
Tapestry	(17,371)	(586)
Target	(3,319)	(219)
Under Armour, Cl A*	(23,515)	(416)
Urban Outfitters*	(6,568)	(218)
Wayfair, Cl A*	(4,246)	(382)
Williams-Sonoma	(4,212)	(213)
		(4,702)

RiverPark Long/Short Opportunity Fund December 31, 2018 (Unaudited)

Description	Shares	Value (000)
Consumer Staples – (6.7)%
Altria Group	(7,867)	$(389)
Clorox	(1,466)	(226)
Coca-Cola	(8,715)	(413)
Colgate-Palmolive	(7,619)	(453)
JM Smucker	(2,060)	(192)
Kellogg	(6,014)	(343)
Kimberly-Clark	(5,615)	(640)
Kroger	(8,230)	(226)
PepsiCo	(6,038)	(667)
Procter & Gamble	(4,939)	(454)
Sprouts Farmers Market*	(27,396)	(644)
Walgreens Boots Alliance	(6,169)	(422)
Walmart	(4,753)	(443)
		(5,512)
Energy – (0.9)%
Core Laboratories	(5,793)	(345)
National Oilwell Varco	(14,579)	(375)
		(720)
Financials – (0.6)%
S&P Global	(2,907)	(494)

Health Care – (0.8)%
Cerner*	(13,043)	(684)

Industrials – (3.9)%
AMETEK	(6,150)	(416)
Cimpress*	(7,991)	(827)
Donaldson	(8,397)	(364)
IDEX	(3,269)	(413)
SiteOne Landscape Supply*	(4,957)	(274)
Stericycle*	(4,209)	(155)
Toro	(6,892)	(385)
Watsco	(2,676)	(372)
		(3,206)
Information Technology – (8.6)%
Analog Devices	(7,229)	(620)
HP	(28,776)	(589)
j2 Global	(8,870)	(615)
Juniper Networks	(26,009)	(700)
Maxim Integrated Products	(10,956)	(557)
Monolithic Power Systems	(4,762)	(554)
Power Integrations	(10,572)	(645)
Semtech*	(12,403)	(569)
Silicon Laboratories*	(7,052)	(556)
Teradata*	(14,965)	(574)
Texas Instruments	(6,279)	(593)
Trimble*	(15,088)	(496)
		(7,068)
Materials – (0.5)%
Linde	(2,449)	(382)

Real Estate – (2.9)%
Iron Mountain REIT	(18,301)	(593)
Kimco Realty REIT	(26,999)	(396)
RE/MAX Holdings, Cl A	(6,332)	(194)
Regency Centers REIT	(8,675)	(509)
SL Green Realty REIT	(4,004)	(317)
Vornado Realty Trust REIT	(6,584)	(408)
		(2,417)
Total Common Stock
(Proceeds $30,566) (000)		(27,863)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $30,566) (000)		$(27,863)

Purchased Options (e) — 0.0%
Total Purchased Options
(Cost $202) (000)		$5

RiverPark Long/Short Opportunity Fund December 31, 2018 (Unaudited)

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,535	$—	$—	$69,535
Commercial Paper	—	6,292	—	6,292

Total Investments in Securities	$69,535	$6,292	$—	$75,827

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(27,863)	$—	$—	$(27,863)

Total Securities Sold Short, Not Yet Purchased	$(27,863)	$—	$—	$(27,863)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5	$—	$—	$5
Total Return Swaps‡	—	—	—	—
Total Other Financial Instruments	$5	$—	$—	$5

‡	Total return swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2018. The swaps are considered Level 2.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund December 31, 2018 (Unaudited)

A list of the open option contracts held by the Fund at December 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTIONS — 0.0%
Call Options
Alliance Data Systems*	150	$2,251	$300.00	01/18/19	$4
Alliance Data Systems*	150	2,251	250.00	01/18/19	1
Total Purchased Options
(Cost $202) (000)		$4,502			$5

A list of open swap agreements held by the Fund at December 31, 2018 was as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	UnitedHealth	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/29/2019	$540	$540	$–
								$–

Percentages are based on Net Assets of $82,498 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	All or a portion of this security has been committed as collateral for open short positions. The aggregate market value of the collateral at December 31, 2018 was $14,956 (000).
(b)	Security considered Master Limited Partnership. At December 31, 2018, these securities amounted to $3,030 (000) or 3.7% of Net Assets.
(c)	Underlying security for a total return swap.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

BBA — British Bankers Association

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REIT — Real Estate Investment Trust

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Strategic Income Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)†		Value (000)
Schedule of Investments
Corporate Obligations — 51.5%
Communication Services – 3.4%
Comcast
3.300%, 10/01/20		480	$482
3.237%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/21		240	237
3.127%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/20		480	478
Inmarsat Finance
6.500%, 10/01/24 (a)		1,876	1,759
Netflix
6.375%, 05/15/29 (a)		2,895	2,862
5.875%, 11/15/28 (a)		2,654	2,586
Salem Media Group
6.750%, 06/01/24 (a)		697	622
Sirius XM Radio
5.000%, 08/01/27 (a)		2,077	1,906
			10,932
Consumer Discretionary – 16.5%
Brunswick
4.625%, 05/15/21 (a)		5,951	5,847
Carrols Restaurant Group
8.000%, 05/01/22		3,662	3,676
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20		5,848	5,812
Ford Motor Credit
3.566%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20		4,828	4,761
Georg Jensen
6.000%, VAR EURIBOR EUR 3 3 Month+6.000%, 05/15/23	EUR	800	917
Jacktel
10.000%, 12/04/23 (a)		1,700	1,573
Lee Enterprises
9.500%, 03/15/22 (a)		8,721	8,939
Michaels Stores
5.875%, 12/15/20 (a)		7,429	7,420
Nexteer Automotive Group
5.875%, 11/15/21 (a)		2,405	2,446
Postmedia Network
8.250%, 07/15/21 (a)	CAD	1,007	719
Rivers Pittsburgh Borrower
6.125%, 08/15/21 (a)		3,092	3,007
SB Holdco
8.000%, VAR EURIBOR EUR 3 Month+8.000%, 07/13/22	EUR	1,700	1,933
Tapestry
4.250%, 04/01/25 (b)		4,731	4,615
TEGNA
5.125%, 10/15/19		1,980	1,981
			53,646
Consumer Staples – 1.5%
Cott Holdings
5.500%, 04/01/25 (a)		3,440	3,255
Fresh Market
9.750%, 05/01/23 (a)		2,020	1,465
			4,720
Energy – 2.7%
Alta Mesa Holdings
7.875%, 12/15/24		4,721	2,951
Golar LNG Partners
7.053%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20		3,200	3,144
Jones Energy Holdings
9.250%, 03/15/23		1,185	195
Sanjel
7.500%, 06/19/19 (a) (c) (e) (f)		2,700	—
W&T Offshore
9.750%, 11/01/23 (a)		2,895	2,562
			8,852
Financials – 0.7%
Avision Young Canada
9.500%, 12/15/21 (a)		1,651	1,808
Toll Road Investors Partnership
6.575%, 02/15/45 (a) (d)		1,301	328
Vostok New Ventures
6.150%, 06/14/22	SEK	1,000	114
			2,250
Health Care – 0.5%
Bayer US Finance II
3.452%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/21 (a)		255	252
Hadrian Merger Sub
8.500%, 05/01/26 (a)		1,452	1,310
			1,562
Industrials – 17.3%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20		222	235
Borealis Finance
7.500%, 11/16/22 (a)		5,046	4,693
Bulk Industrier
7.790%, VAR NIBOR NOK 3 Month+6.500%, 05/26/21	NOK	12,000	1,389
Chembulk Holding
8.000%, 02/02/23 (a)		2,000	1,985
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		524	546
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20		112	114

RiverPark Strategic Income Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	$564	$590
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,600	1,512
FXI Holdings
7.875%, 11/01/24 (a)	3,627	3,119
HC2 Holdings
11.500%, 12/01/21 (a)	10,663	9,992
MAI Holdings
9.500%, 06/01/23	1,716	1,656
MPC Container Ships Invest BV
7.572%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22	4,000	3,917
Mueller Industries
6.000%, 03/01/27	15,604	14,590
Stolt-Nielsen
6.375%, 09/21/22	5,700	5,367
Triumph Group
7.750%, 08/15/25	1,055	934
Welbilt
9.500%, 02/15/24	5,203	5,586
		56,225
Information Technology – 3.2%
DXC Technology
3.688%, VAR ICE LIBOR USD 3 Month+0.950%, 03/01/21	2,694	2,692
j2 Cloud Services
6.000%, 07/15/25 (a)	542	532
Trimble
4.750%, 12/01/24	4,099	4,138
4.150%, 06/15/23	3,070	3,089
		10,451
Materials – 3.8%
Ferroglobe
9.375%, 03/01/22 (a)	4,345	3,585
Hexion
10.375%, 02/01/22 (a)	1,072	860
INVISTA Finance
4.250%, 10/15/19 (a)	6,174	6,159
NOVA Chemicals
5.250%, 06/01/27 (a)	2,126	1,890
		12,494
Real Estate – 0.5%
Five Point Operating
7.875%, 11/15/25 (a)	1,813	1,754

Utilities – 1.4%
Vistra Energy
7.375%, 11/01/22	4,514	4,672

Total Corporate Obligations
(Cost $178,972) (000)		167,558

Description	Face Amount (000)/ Shares/ Number of Warrants	Value (000)
Commercial Paper (d) — 19.1%
Albemarle
2.859%, 01/17/19	$7,425	$7,415
Boston Scientific
2.856%, 01/04/19	7,715	7,713
Campbell Soup
2.940%, 01/16/19	7,534	7,525
Constellation Brands
3.009%, 01/11/19	7,355	7,348
FedEx
2.908%, 01/14/19	9,948	9,937
General Motors Financial
3.077%, 01/03/19	5,211	5,210
LyondellBasell Investment
2.956%, 01/15/19	6,994	6,986
Royal Caribbean Cruises
3.159%, 01/15/19	9,948	9,936

Total Commercial Paper
(Cost $62,072) (000)		62,070

Common Stock — 2.2%
Appvion * (e)	152,447	1,982
Forum Merger II, Cl A *	230,500	2,229
Modern Media Acquisition *	71,883	733
RA Parent * (e)	56	2,211

Total Common Stock
(Cost $8,683) (000)		7,155

Convertible Bond — 1.0%
Ship Finance International
5.750%, 10/15/21	3,397	3,167

Total Convertible Bond
(Cost $3,385) (000)		3,167

Warrants — 0.0%
Forum Merger II*	230,500	104

Total Warrants
(Cost $132) (000)		104

Bank Loan Obligations — 19.5%
Appvion
8.400%, VAR LIBOR USD 1 Month+6.000%, 06/12/26	1,450	1,429

RiverPark Strategic Income Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
BI-LO
10.779%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	$1,513	$1,443
10.616%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	1,587	1,512
10.445%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	1,587	1,512
Crestwood Holdings
9.820%, VAR LIBOR USD 1 Month+7.500%, 02/28/23	6,657	6,375
DJO Finance
5.772%, VAR LIBOR USD 1 Month+3.250%, 06/08/20	5,368	5,290
Eastman Kodak
8.777%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	6,529	6,131
Envigo Holdings
10.930%, VAR LIBOR USD 1 Month+8.500%, 10/31/21	3,100	3,108
Fram Group Holdings
9.095%, VAR LIBOR USD 1 Month+6.750%, 12/23/21	2,413	2,401
Infrastructure & Energy
8.623%, 11/14/24	6,985	6,723
Internap
8.190%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	5,459	5,418
Lee Enterprises
12.000%, 12/15/22	2,096	2,096
LSC Communications
7.740%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	4,058	3,997
McDermott International
7.522%, VAR LIBOR USD 1 Month+5.000%, 05/12/25	3,755	3,496
Monitronics International
7.886%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	1,434	1,267
Prince Minerals
10.513%, VAR LIBOR USD 1 Month+7.750%, 03/29/26	1,096	986
Production Resource Group
9.650%, VAR LIBOR USD 1 Month+7.000%, 08/21/24	2,550	2,486
Real Alloy Holding
12.386%, 12/31/49 (e)	1,246	1,246
Tacala
5.595%, VAR LIBOR USD 1 Month+3.250%, 01/26/25	734	702
Town Sports International
6.022%, VAR LIBOR USD 1 Month+3.500%, 11/15/20	647	608
Young Innovations
6.803%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	5,500	5,445

Total Bank Loan Obligations
(Cost $64,975) (000)		63,671

Total Investments — 93.3%
(Cost $318,219) (000)		$303,725

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (4.3)%
Communication Services – (0.6)%
AT&T
4.250%, 03/01/27	(2,000)	$(1,960)

Consumer Discretionary – (0.3)%
Harley-Davidson
3.500%, 07/28/25	(1,000)	(957)

Consumer Staples – (1.5)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,136)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(1,787)
Molson Coors Brewing
5.000%, 05/01/42	(1,000)	(945)
Reckitt Benckiser Treasury Services
3.000%, 06/26/27 (a)	(1,000)	(930)
		(4,798)
Financials – (0.6)%
General Electric Capital
6.750%, 03/15/32	(2,000)	(2,089)

Industrials – (0.6)%
Trinity Industries
4.550%, 10/01/24	(1,000)	(862)
WW Grainger
4.600%, 06/15/45	(1,000)	(1,030)
		(1,892)
Information Technology – (0.3)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,001)

Real Estate – (0.3)%
SITE Centers
4.700%, 06/01/27 ‡	(1,000)	(1,011)

RiverPark Strategic Income Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Utilities – (0.1)%
Pacific Gas & Electric
3.500%, 10/01/20	$(194)	$(186)

Total Corporate Obligations
(Proceeds $14,873) (000)		(13,894)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $14,873) (000)		$(13,894)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/04/19	SEK	1,029	USD	115	$(1)
Brown Brothers Harriman	01/04/19	EUR	2,522	USD	2,864	(25)
Brown Brothers Harriman	01/04/19	NOK	12,197	USD	1,435	24
Brown Brothers Harriman	01/04/19	CAD	990	USD	740	14
						$12

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$167,558	$—	$167,558
Commercial Paper	—	62,070	—	62,070
Common Stock	2,962	—	4,193	7,155
Convertible Bond	—	3,167	—	3,167
Warrants	—	104	—	104
Bank Loan Obligations	—	62,425	1,246	63,671

Total Investments in Securities	$2,962	$295,324	$5,439	$303,725

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(13,894)	$—	$(13,894)

Total Securities Sold Short, Not Yet Purchased	$—	$(13,894)	$—	$(13,894)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards **
Unrealized Appreciation	$—	$38	$—	$38
Unrealized Depreciation	—	(26)	—	(26)
Total Other Financial Instruments	$—	$12	$—	$12

**	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Bank Loan Obligations	Total
Beginning balance as of October 1, 2018	$4,477	$1,246	$5,723
Change in unrealized appreciation/ (depreciation)	(627)	—	(627)
Purchases	343	—	343
Sales	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending balance as of December 31, 2018	$4,193	$1,246	$5,439
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(627)	$—	$(627)

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities assets and liabilities.

RiverPark Strategic Income Fund December 31, 2018 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at December 31, 2018 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock	$1,982	Multiples and Comparables Methods	4.5x $52mm in EBITDA (total enterprise value) less net debt of $116.6mm on 9mm shares outstanding; 30-50% haircut on comparables; recent emergence from bankruptcy	4.5x-9.0x multiple of EBITDA; Net debt $100mm (mid-Nov) - $116.6mm (3Q18)
Common Stock	2,211	Multiples Method	5.4x $63mm in EBITDA (total enterprise value) less net debt of $141.2mm on 5mm shares outstanding	4.8x-5.4x multiple of EBITDA; $63mm (2Q18) - $78mm (3Q18) in EBITDA; $127.4mm (3Q18) – $141.2mm (2Q18) of net debt
Bank Loan Obligations	1,246	Multiples Method	Low level of leverage and coupon of Libor+ 10% (totaling approximately 12.8% as of 12/31/18); purchaser willingness to backstop on emergence from bankruptcy	1.4x-2.2x net leverage

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $325,664 (000).
*	Non-income producing security.
†	In U.S. dollars unless otherwise indicated.
‡	Real Estate Investment Trust
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2018, these securities amounted to $85,816 (000) or 26.4% of Net Assets.
(b)	All or a portion of this security has been committed as collateral for open short positions. The aggregate market value of the collateral at December 31, 2018 was $4,615 (000).
(c)	Security in default on interest payments.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $– (000) and represented 0% of Net Assets.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

SEK — Swedish Krona

Ser — Series

USD — United States Dollar

VAR — Variable Rate

Amounts designated as “ -” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Floating Rate CMBS Fund December 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 96.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl C
3.705%, VAR LIBOR USD 1 Month+1.250%, 09/15/34	$2,200	$2,162
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
4.892%, VAR LIBOR USD 1 Month+2.437%, 03/15/37	3,000	2,914
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
4.406%, VAR LIBOR USD 1 Month+1.951%, 03/15/37	2,000	1,949
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl C
3.505%, VAR LIBOR USD 1 Month+1.050%, 07/15/32	2,000	1,961
CHT Mortgage Trust, Ser 2017-CSMO, Cl D
4.705%, VAR LIBOR USD 1 Month+2.250%, 11/15/36	2,700	2,639
Citigroup Commercial Mortgage Trust, Ser 2017-1500, Cl C
3.705%, VAR LIBOR USD 1 Month+1.250%, 07/15/32	1,000	990
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.705%, VAR LIBOR USD 1 Month+1.250%, 04/15/36	2,000	1,961
COMM Mortgage Trust, Ser 2014-TWC, Cl E
5.637%, VAR LIBOR USD 1 Month+3.250%, 02/13/32	2,000	1,979
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
5.349%, VAR LIBOR USD 1 Month+3.000%, 10/15/34	360	360
COMM Mortgage Trust, Ser 2014-PAT, Cl F
4.828%, VAR LIBOR USD 1 Month+2.441%, 08/13/27	2,000	1,995
COMM Mortgage Trust, Ser 2016-SAVA, Cl B
4.649%, VAR LIBOR USD 1 Month+2.300%, 10/15/34	2,537	2,538
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl F
9.705%, VAR LIBOR USD 1 Month+7.250%, 11/15/33	3,750	3,733
CSMC Trust, Ser 2017-HD, Cl B
3.805%, VAR LIBOR USD 1 Month+1.350%, 02/15/31	1,076	1,073
DBCG Mortgage Trust, Ser 2017-BBG, Cl B
3.305%, VAR LIBOR USD 1 Month+0.850%, 06/15/34	1,350	1,333
DBGS Mortgage Trust, Ser 2018-5BP, Cl D
3.805%, VAR LIBOR USD 1 Month+1.350%, 06/15/33	5,500	5,372
FREMF Mortgage Trust, Ser 2017-KF30, Cl B
5.597%, VAR LIBOR USD 1 Month+3.250%, 03/25/27	758	776
FREMF Mortgage Trust, Ser 2017-KF32, Cl B
4.897%, VAR LIBOR USD 1 Month+2.550%, 05/25/24	1,351	1,360
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
5.465%, VAR LIBOR USD 1 Month+3.010%, 06/15/35	2,000	1,973
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl D
4.555%, VAR LIBOR USD 1 Month+2.100%, 06/15/32	1,000	981
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.855%, VAR LIBOR USD 1 Month+1.400%, 11/15/34	2,000	1,972
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl D
3.909%, VAR LIBOR USD 1 Month+1.454%, 07/15/33	5,000	4,912
Stonemont Portfolio Trust, Ser 2017-MONT, Cl E
5.220%, VAR LIBOR USD 1 Month+2.750%, 08/20/30	1,960	1,960
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
4.505%, VAR LIBOR USD 1 Month+2.050%, 06/15/29	1,000	995

Total Mortgage-Backed Securities
(Cost $48,485) (000)		47,888

Total Investments — 96.3%
(Cost $48,485) (000)		$47,888

As of December 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $49,712 (000).

RiverPark Floating Rate CMBS Fund December 31, 2018 (Unaudited)

(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2018, these securities amounted to $47,888 (000) or 96.3% of Net Assets.

Cl — Class

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 27, 2019

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: February 27, 2019

*	Print the name and title of each signing officer under his or her signature.